Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
FINANCING ACTIVITIES
Excess tax benefit from the exercise of stock options	$ 25,703	$ 39,711	$ 21,036